Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Number of Shares of Common Stock Issued

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2010	2011	2012
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes

Detailed components of accumulated other comprehensive income (loss) in Toyota Motor Corporation shareholders’ equity at March 31, 2011 and 2012 and the related changes, net of taxes for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains or (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2009	¥(882,670)	¥17,878	¥(242,989)	¥(1,107,781)
Other comprehensive income	9,894	176,407	74,645	260,946

Balances at March 31, 2010	(872,776)	194,285	(168,344)	(846,835)
Other comprehensive income (loss)	(287,613)	(26,058)	15,785	(297,886)

Balances at March 31, 2011	(1,160,389)	168,227	(152,559)	(1,144,721)
Equity transaction with noncontrolling interests and other	—	751	(7,254)	(6,503)
Other comprehensive income (loss)	(87,729)	129,328	(69,208)	(27,609)

Balances at March 31, 2012	¥(1,248,118)	¥298,306	¥(229,021)	¥(1,178,833)

	U.S. dollars in millions
	Foreign currency translation adjustments	Unrealized gains or (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2011	$(14,119)	$2,047	$(1,856)	$(13,928)
Equity transaction with noncontrolling interests and other	—	9	(88)	(79)
Other comprehensive income (loss)	(1,067)	1,573	(842)	(336)

Balances at March 31, 2012	$(15,186)	$3,629	$(2,786)	$(14,343)

Component of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2010
Foreign currency translation adjustments	¥10,809	¥(915)	¥9,894
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	277,838	(102,538)	175,300
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	1,852	(745)	1,107
Pension liability adjustments	124,526	(49,881)	74,645

Other comprehensive income	¥415,025	¥(154,079)	¥260,946

For the year ended March 31, 2011
Foreign currency translation adjustments	¥(294,279)	¥6,666	¥(287,613)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	(31,899)	9,643	(22,256)
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	(6,358)	2,556	(3,802)
Pension liability adjustments	26,681	(10,896)	15,785

Other comprehensive income (loss)	¥(305,855)	¥7,969	¥(297,886)

For the year ended March 31, 2012
Equity transaction with noncontrolling interests and other	¥(10,874)	¥4,371	¥(6,503)
Foreign currency translation adjustments	(95,677)	7,948	(87,729)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	164,872	(65,642)	99,230
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	50,332	(20,234)	30,098
Pension liability adjustments	(111,722)	42,514	(69,208)

Other comprehensive income (loss)	¥(3,069)	¥(31,043)	¥(34,112)

	U.S. dollars in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2012
Equity transaction with noncontrolling interests and other	$(132)	$53	$(79)
Foreign currency translation adjustments	(1,164)	97	(1,067)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	2,006	(799)	1,207
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	612	(246)	366
Pension liability adjustments	(1,359)	517	(842)

Other comprehensive income (loss)	$(37)	$(378)	$(415)